Leases - Schedule of Supplemental Balance Sheet Information Related to Financing Leases (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Supplemental Balance Sheet Information Related to Financing Leases [Abstract]
Right-of-use assets-financing lease, net	$ 37,420,835	$ 40,753,604
Financing lease liabilities – current	3,263,573	3,256,190
Financing lease liabilities – non-current	12,314,883	13,948,550
Total financing lease liabilities	$ 15,578,456	$ 17,204,740